NET IMPAIRMENT LOSSES ON FINANCIAL ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
NET IMPAIRMENT LOSSES ON FINANCIAL ASSETS
Impairment losses on other non-current assets (Note 12)	¥ 15,716
Impairment losses on trade and notes receivables (Note 14)	327,131		¥ 338,972	¥ 154,409
Impairment losses on other current assets (Note 15)	1,042,041		640,189	16,607
Total	¥ 1,384,888	$ 217,319	¥ 979,161	¥ 171,016